Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	BLACKROCK WORLD INCOME FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000835620
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2012
Prospectus Date	rr_ProspectusDate	Apr. 27, 2012
Investor A, B, C and Institutional | Blackrock World Income Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts about BlackRock World Income Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BlackRock World Income Fund, Inc. (“World Income Fund” or the “Fund”) seeks high current income by investing in a global portfolio of fixed income securities denominated in various currencies, including multi-national currency units.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the “Details about the Share Classes” section on page 40 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-68 of the Fund’s statement of additional information.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The World Income Fund mainly invests in bonds and other fixed income securities, including preferred stock, that periodically pay interest or dividends. Fixed income securities are securities that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times. These securities may be denominated and pay interest in U.S. dollars or other currencies and may be issued by U.S. or foreign governments or corporations.

The Fund will spread its investments among different types of fixed income securities and different countries based upon Fund management’s analysis of the yield, maturity and currency considerations affecting these securities. The Fund may invest in U.S. and foreign government and corporate fixed income securities, including junk bonds and unrated securities. The Fund normally will invest at least 90% of its assets in fixed income securities, and may invest up to 100% of its assets in securities classified as junk bonds.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) — of its total assets in securities (i) of foreign government issuers, (ii) of issuers organized or located outside the U.S., (iii) of issuers which primarily trade in a market located outside the U.S., or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

The Fund may invest in securities of any maturity or duration. The average maturity of the Fund’s portfolio securities will vary based upon BlackRock’s view of economic and market conditions. However, the Fund does not expect the average maturity of its portfolio to exceed fifteen years.

Fund management presently expects that the Fund will invest primarily in securities denominated in the currencies represented in the J. P. Morgan Global Government Bond Broad Index, but the Fund also can invest in securities denominated in other currencies. Issuers of securities may not always be located in the country in whose currency the securities are denominated. The Fund’s investments ordinarily will be denominated in at least three currencies. No set portion of the Fund’s investments is required to be denominated in any particular currency. Substantially all of the Fund’s investments may be denominated in a single currency, including U.S. dollars.

The Fund may invest in several different kinds of securities issued by the U.S. Government. These include U.S. Treasury obligations (bills, notes and bonds) that have different interest rates and maturities and are issued at different times. These securities are backed by the full faith and credit of the U.S. Government. The Fund also may invest in obligations issued or guaranteed by U.S. Government agencies or other U.S. Government organizations. These include but are not limited to government guaranteed mortgage-related or asset-backed securities. Some of these securities may be backed by the full faith and credit of the U.S. Treasury, some may be supported by the right of the issuer to borrow from the U.S. Treasury, and some are backed only by the credit of the issuer itself.

The obligations of foreign governments and their related organizations have various kinds of government support. These obligations may or may not be supported by the full faith and credit of a foreign government. The Fund may invest in securities issued by international organizations designated or supported by governments or government agencies to promote economic reconstruction or development.

The debt securities in which the Fund invests may include credit-linked notes, credit-linked trust certificates, structured notes or other instruments evidencing interests in special purpose vehicles, trusts or other entities that hold or represent interests in debt securities. In addition, the Fund may invest in corporate loans.

The Fund may use a variety of portfolio strategies to hedge its portfolio against interest rate and currency risk, or to seek to enhance its return. These strategies include the use of derivatives, such as options on portfolio positions or currencies, financial and currency futures and options on these futures, forward foreign currency transactions, indexed and inverse securities, interest rate swaps and credit default swaps. Derivatives are financial instruments whose value is derived from another security or an index such as the J. P. Morgan Global Government Bond Broad Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Corporate Loans Risk — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The corporate loans in which the Fund invests may be rated below investment grade.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Indexed and Inverse Securities Risk — Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.
  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.
  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
  Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Risks of Concentrating in One Country — Investing a significant portion of assets in one country makes the Fund more dependent upon the political and economic circumstances of that particular country than a mutual fund that is more widely diversified.
  Sovereign Debt Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
  Structured Securities Risk — Because structured securities of the type in which the Fund may invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Certain issuers of such structured securities may be deemed to be “investment companies” as defined in the Investment Company Act. As a result, the Fund’s investment in such securities may be limited by certain investment restrictions contained in the Investment Company Act.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The returns for Investor C Shares prior to October 2, 2006, the commencement of operations of Investor C Shares, are based upon performance of the Fund’s Institutional Shares. The returns for Investor C Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to the Investor C Shares. The table compares the Fund’s performance to that of the J. P. Morgan Global Government Bond Broad Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS World Income Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 12.10% (quarter ended June 30, 2003) and the lowest for a quarter was -7.31% (quarter ended June 30, 2002). The year-to-date return as of March 31, 2012 was 1.51%.
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/11 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.
Investor A, B, C and Institutional | Blackrock World Income Fund, Inc. | Investor A Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	528
3 Years	rr_ExpenseExampleYear03	799
5 Years	rr_ExpenseExampleYear05	1,089
10 Years	rr_ExpenseExampleYear10	1,916
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(3.08%)
2003	rr_AnnualReturn2003	35.82%
2004	rr_AnnualReturn2004	17.04%
2005	rr_AnnualReturn2005	(3.78%)
2006	rr_AnnualReturn2006	7.94%
2007	rr_AnnualReturn2007	7.66%
2008	rr_AnnualReturn2008	(2.29%)
2009	rr_AnnualReturn2009	10.11%
2010	rr_AnnualReturn2010	4.00%
2011	rr_AnnualReturn2011	2.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return as of March 31, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.31%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	6.62%
Investor A, B, C and Institutional | Blackrock World Income Fund, Inc. | Investor B Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%	[2]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	587
3 Years	rr_ExpenseExampleYear03	879
5 Years	rr_ExpenseExampleYear05	1,195
10 Years	rr_ExpenseExampleYear10	2,159
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.96%)
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	6.49%
Investor A, B, C and Institutional | Blackrock World Income Fund, Inc. | Investor C Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	311
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	1,119
10 Years	rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.78%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	6.27%
Investor A, B, C and Institutional | Blackrock World Income Fund, Inc. | Institutional Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.79%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	7.30%
Investor A, B, C and Institutional | Blackrock World Income Fund, Inc. | Return After Taxes on Distributions | Investor A Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.52%)
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	4.42%
Investor A, B, C and Institutional | Blackrock World Income Fund, Inc. | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.01%)
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	4.36%
Investor A, B, C and Institutional | Blackrock World Income Fund, Inc. | J. P. Morgan Global Government Bond Broad Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.20%
5 Years	rr_AverageAnnualReturnYear05	7.05%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Investor C1 | Blackrock World Income Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts about BlackRock World Income Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BlackRock World Income Fund, Inc. (“World Income Fund” or the “Fund”) seeks high current income by investing in a global portfolio of fixed income securities denominated in various currencies, including multi-national currency units.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The World Income Fund mainly invests in bonds and other fixed income securities, including preferred stock, that periodically pay interest or dividends. Fixed income securities are securities that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times. These securities may be denominated and pay interest in U.S. dollars or other currencies and may be issued by U.S. or foreign governments or corporations.

The Fund will spread its investments among different types of fixed income securities and different countries based upon Fund management’s analysis of the yield, maturity and currency considerations affecting these securities. The Fund may invest in U.S. and foreign government and corporate fixed income securities, including junk bonds and unrated securities. The Fund normally will invest at least 90% of its assets in fixed income securities, and may invest up to 100% of its assets in securities classified as junk bonds.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) — of its total assets in securities (i) of foreign government issuers, (ii) of issuers organized or located outside the U.S., (iii) of issuers which primarily trade in a market located outside the U.S., or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

The Fund may invest in securities of any maturity or duration. The average maturity of the Fund’s portfolio securities will vary based upon BlackRock’s view of economic and market conditions. However, the World Income Fund does not expect the average maturity of its portfolio to exceed fifteen years.

Fund management presently expects that the Fund will invest primarily in securities denominated in the currencies represented in the J. P. Morgan Global Government Bond Broad Index, but the Fund also can invest in securities denominated in other currencies. Issuers of securities may not always be located in the country in whose currency the securities are denominated. The Fund’s investments ordinarily will be denominated in at least three currencies. No set portion of the Fund’s investments is required to be denominated in any particular currency. Substantially all of the Fund’s investments may be denominated in a single currency, including U.S. dollars.

The Fund may invest in several different kinds of securities issued by the U.S. Government. These include U.S. Treasury obligations (bills, notes and bonds) that have different interest rates and maturities and are issued at different times. These securities are backed by the full faith and credit of the U.S. Government. The Fund also may invest in obligations issued or guaranteed by U.S. Government agencies or other U.S. Government organizations. These include but are not limited to government guaranteed mortgage-related or asset-backed securities. Some of these securities may be backed by the full faith and credit of the U.S. Treasury, some may be supported by the right of the issuer to borrow from the U.S. Treasury, and some are backed only by the credit of the issuer itself.

The obligations of foreign governments and their related organizations have various kinds of government support. These obligations may or may not be supported by the full faith and credit of a foreign government. The Fund may invest in securities issued by international organizations designated or supported by governments or government agencies to promote economic reconstruction or development.

The debt securities in which the Fund invests may include credit-linked notes, credit-linked trust certificates, structured notes or other instruments evidencing interests in special purpose vehicles, trusts or other entities that hold or represent interests in debt securities. In addition, the Fund may invest in corporate loans.

The Fund may use a variety of portfolio strategies to hedge its portfolio against interest rate and currency risk, or to seek to enhance its return. These strategies include the use of derivatives, such as options on portfolio positions or currencies, financial and currency futures and options on these futures, forward foreign currency transactions, indexed and inverse securities, interest rate swaps and credit default swaps. Derivatives are financial instruments whose value is derived from another security or an index such as the J. P. Morgan Global Government Bond Broad Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Corporate Loans Risk — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The corporate loans in which the Fund invests may be rated below investment grade.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Indexed and Inverse Securities Risk — Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.
  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.
  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
  Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Risks of Concentrating in One Country — Investing a significant portion of assets in one country makes the Fund more dependent upon the political and economic circumstances of that particular country than a mutual fund that is more widely diversified.
  Sovereign Debt Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
  Structured Securities Risk — Because structured securities of the type in which the Fund may invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Certain issuers of such structured securities may be deemed to be “investment companies” as defined in the Investment Company Act. As a result, the Fund’s investment in such securities may be limited by certain investment restrictions contained in the Investment Company Act.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the J.P. Morgan Global Government Bond Broad Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Investor C1 Shares ANNUAL TOTAL RETURNS World Income Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 11.94% (quarter ended June 30, 2003) and the lowest return for a quarter was -7.63% (quarter ended June 30, 2002). The year to date return as of March 31, 2012 was 1.37%.
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/11 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Investor C1 | Blackrock World Income Fund, Inc. | Investor C1 Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	290
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	588
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(3.46%)
2003	rr_AnnualReturn2003	35.03%
2004	rr_AnnualReturn2004	16.25%
2005	rr_AnnualReturn2005	(4.33%)
2006	rr_AnnualReturn2006	7.51%
2007	rr_AnnualReturn2007	7.10%
2008	rr_AnnualReturn2008	(2.99%)
2009	rr_AnnualReturn2009	9.50%
2010	rr_AnnualReturn2010	3.42%
2011	rr_AnnualReturn2011	2.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return as of March 31, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.63%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	6.46%
Investor C1 | Blackrock World Income Fund, Inc. | Return After Taxes on Distributions | Investor C1 Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.18%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Investor C1 | Blackrock World Income Fund, Inc. | Return After Taxes on Distributions and Sale of Shares | Investor C1 Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.64%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	4.36%
Investor C1 | Blackrock World Income Fund, Inc. | J. P. Morgan Global Government Bond Broad Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.20%
5 Years	rr_AverageAnnualReturnYear05	7.05%
10 Years	rr_AverageAnnualReturnYear10	7.93%

[1]	A contingent deferred sales charge ("CDSC") of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.00% if shares are redeemed in less than two years. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details about the Share Classes-Investor B Shares" for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.
[4]	There is no contingent deferred sales charge ("CDSC") on Investor C1 Shares after one year.